Note 13 - Net Foreign Exchange Gain (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of foreign currency gains (losses) [text block]
	2021	2020	2019

Unrealised foreign exchange gain	2,755	8,367	31,411
Realised foreign exchange loss	(1,571)	(4,062)	(1,750)
Net foreign exchange gain	1,184	4,305	29,661